OTHER INCOME (EXPENSE), NET - Schedule of Other Income (Expense) (Details) - USD ($) $ in Millions		12 Months Ended
	May 14, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Viessmann-related hedges		$ (86)	$ (96)	$ 0
CCR gain	$ (292)	318	0	0
TMA-related gain		46	0	0
TCC acquisition-related gain		0	(8)	705
Chubb gain		0	0	1,105
Other		39	(9)	8
Other income (expense), net		$ 317	$ (113)	$ 1,818